Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Adj. EBITDA (in millions)(6) (i)
					SPX Technologies, Inc. (f)	S&P 1500 Industrials (Sector)(5) (g)
2025	$9,338,813	$20,068,436	$2,243,147	$4,229,875	$367	$190	$244	$484
2024	$9,305,169	$20,667,725	$2,571,736	$4,500,331	$267	$161	$201	$404
2023	$7,658,614	$17,411,369	$1,831,612	$2,960,366	$185	$138	$90	$291
2022	$6,584,075	$9,382,695	$1,455,245	$1,358,069	$120	$114	$—	$212
2021	$6,517,485	$6,074,728	$1,808,368	$1,622,435	$109	$122	$425	$164

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reflect the total compensation reported for our CEO in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021. Eugene Lowe served as CEO for each of the years presented.Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year
•2025: Mark Carano, Sean McClenaghan, John Swann, Randall Data
•2024: Mark Carano, Randall Data, John Swann, Sean McClenaghan
•2023: Mark Carano, Randall Data, John Swann, Sean McClenaghan, Michael Reilly
•2022: Michael Reilly, Randall Data, John Swann, Sean McClenaghan, James Harris
•2021: James Harris, Randall Data, John Swann, Brian Mason, John Nurkin

Peer Group Issuers, Footnote	The peer group comprises the component companies of the S&P 1500 Industrials Index.
PEO Total Compensation Amount	$ 9,338,813	$ 9,305,169	$ 7,658,614	$ 6,584,075	$ 6,517,485
PEO Actually Paid Compensation Amount	$ 20,068,436	20,667,725	17,411,369	9,382,695	6,074,728
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025
	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$9,338,813	$2,243,147
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,938,026)	$(751,498)
Year-end fair value of unvested awards granted in the current year	$9,996,890	$1,265,177
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,470,279	$1,463,540
Fair values at vest date for awards granted and vested in current year
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(799,519)	$9,509
Forfeitures during current year equal to prior year-end fair value	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$—
Total Adjustments for Equity Awards	$10,729,623	$1,986,728
Compensation Actually Paid (as calculated)	$20,068,436	$4,229,875

Non-PEO NEO Average Total Compensation Amount	$ 2,243,147	2,571,736	1,831,612	1,455,245	1,808,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,229,875	4,500,331	2,960,366	1,358,069	1,622,435
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025
	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$9,338,813	$2,243,147
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,938,026)	$(751,498)
Year-end fair value of unvested awards granted in the current year	$9,996,890	$1,265,177
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,470,279	$1,463,540
Fair values at vest date for awards granted and vested in current year
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(799,519)	$9,509
Forfeitures during current year equal to prior year-end fair value	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$—
Total Adjustments for Equity Awards	$10,729,623	$1,986,728
Compensation Actually Paid (as calculated)	$20,068,436	$4,229,875

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR / Cumulative TSR of Peer Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Net Income
Tabular List, Table	adjusted EBITDA, •adjusted free cash flow, •revenue, and •relative total shareholder return.
Total Shareholder Return Amount	$ 367	267	185	120	109
Peer Group Total Shareholder Return Amount	190	161	138	114	122
Net Income (Loss)	$ 244,000,000	$ 201,000,000	$ 90,000,000	$ 0	$ 425,000,000
Company Selected Measure Amount	484	404	291	212	164
PEO Name	Eugene Lowe	Eugene Lowe	Eugene Lowe	Eugene Lowe	Eugene Lowe
Additional 402(v) Disclosure	Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
Measure:: 1
Pay vs Performance Disclosure
Name	adjusted EBITDA
Non-GAAP Measure Description	Please refer to Appendix A in this proxy statement for a reconciliation of non-GAAP Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	revenue
Measure:: 4
Pay vs Performance Disclosure
Name	relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,729,623
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,938,026)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,996,890
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,470,279
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(799,519)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,986,728
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(751,498)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,265,177
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,463,540
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,509
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount